General and Administrative expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General and Administrative expenses
Employee costs	$ 8,466,935	$ 7,665,227	$ 5,816,591
Directors' fees and expenses	1,029,845	1,200,219	906,598
Professional fees	1,909,549	1,625,369	2,032,332
Other expenses	198,571	420,047	1,177,852
Total	$ 11,604,900	$ 10,910,862	$ 9,933,373